FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF FAITHSHARES TRUST

                 Investment Company Act File Number: 811-22263

                                   REGISTRANT
                               FaithShares Trust
                          3555 Northwest 58(th) Street
                                   Suite 410
                            Oklahoma City, OK 73112
                                  405-778-8377

                               AGENT FOR SERVICE
                            SEI Global Fund Services
                              1 Freedom Valley Dr
                                 Oaks, PA 19456

                        Date of Fiscal Year End: July 31

            Date of Reporting Period: July 1, 2009 to June 30, 2010

                        FAITHSHARES BAPTIST VALUES FUND
    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                        FAITHSHARES CATHOLIC VALUES FUND
    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                       FAITHSHARES CHRISTIAN VALUES FUND
    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                        FAITHSHARES LUTHERAN VALUES FUND
    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                       FAITHSHARES METHODIST VALUES FUND
    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    /s/  J. Garrett Stevens
    -----------------------
    President
    Date:  June 29, 2011